Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions And Balances With Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 22:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2019		December 31, 2018
	Key management personnel	Other related parties	Key management personnel	Other related parties

Current liabilities	$208	$-	$511	$629

b.	Transactions with related parties (not including amounts described in Note 22c):

	Year ended December 31,
	2019	2018	2017

Research and development expenses	$75	$75	$-

General and administrative expenses	$-	$769	$1

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2019	2018	2017

Short-term benefits	$948	$1,379	$1,043

Cost of share-based payment	$275	$520	$312

d.	Material agreements signed with related parties:

Refer to Note 16c for information regarding the Dekel License Agreement, a private company controlled by the Company's Executive Chairman and former interim Chief Executive Officer, Dr. Ascher Shmulewitz.

As mentioned in Note 16c and in Note 22a and 22b above, a liability due to a milestone in the amount of $75 was recorded as of December 31, 2019.